LONG TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2016
Long Term Debt Tables
Schedule of Aggregate Principal Annual Payments

Repayment amount

2016 (six months ending December 31)	$11,650
2017	4,150
2018	5,000
2019	37,750

Total principal payments	58,550
Less: unamortized original issue discount	(1,320)

Present value of principal payments	57,230
Less: current portion	(13,506)

Long-term debt	$43,724